Equity-Based Compensation - Summary of Changes in Outstanding Options (Detail) - 2degrees $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at December 31, 2020 | shares	25,725,000
Options, Redeemed | shares	(50,000)	[1]
Options, Outstanding at December 31, 2021 | shares	25,675,000
Options, Exercisable at December 31, 2021 | shares	24,375,000
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2020 | $ / shares	$ 1.47
Weighted- Average Exercise Price per Unit, Redeemed | $ / shares	1.44	[1]
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2021 | $ / shares	1.47
Weighted- Average Exercise Price per Unit, Exercisable at December 31, 2021 | $ / shares	$ 1.46
Weighted-Average Remaining Contractual Term (in Years), Outstanding at December 31, 2021	1 year 7 months 6 days
Weighted-Average Remaining Contractual Term (in Years), Exercisable at December 31, 2021	1 year 4 months 24 days
Aggregate Intrinsic Value, Outstanding at December 31, 2021 | $	$ 18,431
Aggregate Intrinsic Value, Exercisable at December 31, 2021 | $	$ 17,978

[1]	Exercise price of the options redeemed are denominated in NZD and were translated into USD at the exchange rate on the grant date of the related options.